Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

Innovator Nasdaq-100 Power Buffer ETF – October	Innovator Russell 2000 Power Buffer ETF – October	Innovator MSCI EAFE Power Buffer ETF – July
Innovator MSCI Emerging Markets Power Buffer ETF – October	Innovator S&P 500 Buffer ETF – October	Innovator S&P 500 Buffer ETF – September
Innovator S&P 500 Buffer ETF – August	Innovator S&P 500 Buffer ETF – July	Innovator S&P 500 Buffer ETF – June
Innovator S&P 500 Buffer ETF – April	Innovator S&P 500 Buffer ETF – January	Innovator S&P 500 Power Buffer ETF – October
Innovator S&P 500 Power Buffer ETF – September	Innovator S&P 500 Power Buffer ETF – August	Innovator S&P 500 Power Buffer ETF – July
Innovator S&P 500 Power Buffer ETF – June	Innovator S&P 500 Power Buffer ETF – April	Innovator S&P 500 Power Buffer ETF – January
Innovator S&P 500 Ultra Buffer ETF – October	Innovator S&P 500 Ultra Buffer ETF – September	Innovator S&P 500 Ultra Buffer ETF – August
Innovator S&P 500 Ultra Buffer ETF – July	Innovator S&P 500 Ultra Buffer ETF – June	Innovator S&P 500 Ultra Buffer ETF – April
Innovator S&P 500 Ultra Buffer ETF –January

(each, a Fund” and collectively, the “Funds”)

Supplement To each Fund’s Prospectus and Statement of Additional Information

October 21, 2019

Notwithstanding anything to the contrary in each Fund’s prospectus and statement of additional information, each Fund may, under circumstances, effectuate creations and redemptions of its Shares with an Authorized Participant in-kind for the securities that comprise the Fund’s portfolio, rather than for cash.

Please Keep This Supplement With Your Prospectus and
Statement of Additional Information For Future Reference